ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Financial Assets as Collateral for Loans Borrowed as First Pledges (Parenthetical) (Detail)	Sep. 30, 2024 shares
Fima Premium Class B Mutual Fund
Disclosure of restricted assets [line items]
Number Of Shares Held	15,500,000